SHAREHOLDERS' EQUITY (Schedule of Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding and exercisable as of December 31, 2012	133,334
Weighted average remaining contractual life (years)	2 years 1 month 21 days
$ 0.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	0.87
Exercise price, maximum	0.87
Options outstanding and exercisable as of December 31, 2012	66,667
Weighted average remaining contractual life (years)	7 months 24 days
$ 0.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	0.97
Exercise price, maximum	0.97
Options outstanding and exercisable as of December 31, 2012	66,667
Weighted average remaining contractual life (years)	3 years 7 months 13 days